Commitments and Contingencies - Additional Information (Detail) $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Jan. 31, 2018 INR (₨)	Dec. 31, 2017 INR (₨)	Dec. 31, 2017 USD ($)	Nov. 30, 2017 INR (₨)	Mar. 31, 2011 INR (₨)
Disclosure of contingent liabilities [line items]
Rental payments under lease agreement	₨ 6,236,000,000	₨ 5,953,000,000	₨ 5,184,000,000
Operating lease agreements term	15 years
Capital commitments	₨ 13,091,000,000	12,238,000,000
Financial guarantee amount	21,546,000,000	22,023,000,000
Tax contingent liability [member]
Disclosure of contingent liabilities [line items]
Contingent tax liability	101,440,000,000	89,623,000,000					₨ 3,286,000,000	₨ 47,583,000,000
Interest on contingent tax liability							₨ 1,166,000,000	₨ 13,832,000,000
Contingent liability			0
Tax contingent liability [member] | Dispute resolution panel [member]
Disclosure of contingent liabilities [line items]
Contingent tax liability			4,241,000,000	₨ 8,701,000,000
Interest on contingent tax liability			₨ 1,376,000,000	₨ 2,700,000,000
Excise duty, Custom duty, sales tax and other matters [member]
Disclosure of contingent liabilities [line items]
Contingent tax liability	₨ 7,745,000,000	₨ 7,242,000,000
Legal proceedings contingent liability [member]
Disclosure of contingent liabilities [line items]
Contingent liability					₨ 9,124,000,000	$ 140